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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Taliesin Capital Management LLC
Address:          885 Third Avenue
                  New York, New York 10022

Form 13F File Number:      028-11234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Elliot N. Konopko
Title:            Managing Member
Phone:            212-303-3575

Signature, Place, and Date of Signing:

/s/ Elliot N. Konopko                           New York, New York                           November 14, 2006
---------------------------------           ----------------------------                ---------------------------
        [Signature]                               [City, State]                                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                        ------------------

Form 13F Information Table Entry Total:                                  1
                                                        ------------------

Form 13F Information Table Value Total:                               $153
                                                        ------------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ---------------------------        ------------------

         None.

                         Taliesin Capital Management LLC
                           Form 13F Information Table
                        Quarter ended September 30, 2006

                                                                                    INVESTMENT DISCRETION        VOTING AUTHORITY
                                                 FAIR MARKET    SHARES /
                      TITLE OF CLASS CUSIP NUMBER   VALUE     PRN AMOUNT SH/     PUT/       SHARED SHARED OTHER
ISSUER                                            (X 1000S)              PRN     CALL SOLE DEFINED OTHER MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC           COM        02209S103      $153        2.000   SH      CALL   X                          X
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                              $153
(in thousands)
